Financial Instruments by Category - Summary of Estimated Carrying Amount and Fair Value of Liabilities Measured at Amortized Costs (Details) - Financial Liabilities at Amortized Cost - MXN ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties	$ 19,355,177	$ 16,217,393
Carrying Amount
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties	4,790,168	4,721,340
Fair Value
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties	$ 4,798,894	$ 4,818,245